Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
Valuation allowance	$ 42,055,000	$ 38,406,000
Change in valuation	10,485,000	3,649,000
Valuation allowance	39,559,000	42,055,000
Establisment and reversal in 2014 - Convertible Bridge notes [Member]
Income Tax [Line Items]
Valuation allowance		897,000
Establishment in 2014 - Deerfield note [Member]
Income Tax [Line Items]
Valuation allowance		$ (13,878,000)